Details to the consolidated cash flow statements (Details 5) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 30, 2024 USD ($)
Statement [line items]
Net assets recognized as a result of acquistions of businesses	$ (4,629)		$ (3,925)
Net cash flows	(3,911)		(3,558)	$ (840)
MorphoSys AG
Statement [line items]
Net assets recognized as a result of acquistions of businesses					$ (700)
Discontinued operations
Statement [line items]
Net cash flows			(22)	(39)
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	(4,629)		(3,925)	(1,166)
Acquired cash and cash equivalents	242		226	89
Fair value of previously held equity interests			26	21
Contingent consideration payables, net	377		146	224
Payments, deferred consideration and other adjustments, net	(8)		(34)	0
Net cash flows	(4,018)		(3,561)	(832)
Acquisitions | MorphoSys AG
Statement [line items]
Payments, deferred consideration and other adjustments, net	(58)	€ (53)
Divestments
Statement [line items]
Net cash flows	107		$ 3	(8)
Non-current assets divested	159			127
Net cash inflows from divestment				(12)
Current assets divested	48			70
Cash and cash equivalents in subsidiary or businesses acquired or disposed	(8)			(62)
Deferred sale price and other adjustments				19
Cash outflows due to derecognized cash and cash equivalents				20
Non-current and current liabilities divested	65			58
Net identifiable assets of divested business	$ 142			$ 139